Fair Value Measurements - Assets Classified as Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 49,849	$ 5,541
Purchases	15,000	85,000
Credit loss valuation allowance included in income (loss) from equity method and other investments	(19,010)	(43,857)
Reclassification of forward contract liability to credit valuation allowance upon funding of commitment	(8,499)	0
Unrealized (loss) gain on available-for-sale securities included in other comprehensive income	(2,341)	4,369
Accrued interest income	11,459	5,840
Accrued interest collected	(11,365)	(2,678)
Foreign currency translation (losses) gain included in other comprehensive income	(691)	3,810
Foreign currency gain (loss) included in net income	0	(8,176)
Balance at end of period	$ 34,402	$ 49,849